[FRONT OF POSTCARD]
                                      REITs

Searching for a fund that applies a sophisticated investment strategy to capitalize on opportunities in the real estate market? The U.S. Real Estate Fund* outperforms the competition. Compare.

                       ----------------------------------
                       A $10,000 investment in The U.S.
                        Real Estate Fund is worth $14,215
                                     Today.

                       United Serv:Real Estate    $14,215
                       Fidelity Real Estate Inv   $13,700
                        Cohen & Steers Realty Shs $13,664
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               [MOUNTAIN GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                                                        Cohen &
                                   United Serv:       Fidelity Real     Steers
                                   Real Estate        Estate Inv        Realty Shs
                                   -----------        ----------        ----------
 12/30/94 ................             10000             10000             10000
 1/31/95 .................          9665.587          9601.823          9560.606
 2/28/95 .................          10043.15          9699.088          9712.121
 3/31/95 .................          9924.487          9759.878          9750.575
 4/28/95 .................          9989.212          9572.129          9597.144
 5/31/95 .................         10431.499          9969.172          9950.036
 6/30/95 .................         10614.886          10196.49         10157.924
 7/31/95 .................         10809.853         10399.172         10336.542
 8/31/95 .................         11113.136         10548.846         10546.224
 9/29/95 .................         11308.103         10745.331         10733.709
10/31/95 .................         11058.978         10407.467         10435.114
11/30/95 .................         11199.788         10439.044         10490.119
12/29/95 .................         11893.005         11112.869         11091.574
 1/31/96 .................         11948.167         11058.301          11291.35
 2/29/96 .................         11937.135         11234.848         11331.305
 3/29/96 .................         12069.524         11310.938         11339.937
 4/30/96 .................         12179.849         11297.926         11323.772
 5/31/96 .................         12411.531         11681.789         11558.168
 6/28/96 .................         12455.662         11988.508         11746.649
 7/31/96 .................         12410.244         12034.643         11787.577
 8/30/96 .................         12932.542         12594.854         12303.284
 9/30/96 .................         13307.234          12860.27         12698.349
10/31/96 .................         13659.216         13083.783         13087.665
11/29/96 .................         14215.577         13664.245         13700.633


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[GRAPHIC:  U.S. GLOBAL INVESTORS, INC. LOGO]

*Call (800) 873-3639 for a free prospectus containing fees and expenses. Please read the prospectus carefully before investing. Past performance is no guarantee of future results. Investment returns and principal value may fluctuate and you may have a gain or loss when you sell your shares. U. S. stands for United Services. Average annual total returns for the U.S. Real Estate Fund as of 11/29/96 for 1 year: 26.93%, for 5 years: 9.58%, since inception (7/2/87):
5.93%. Chart source: Micropal, 11/29/96.

For more information on the
U.S. Real Estate Fund contact a
Financial  Advisor Service Team (F.A.S.T.)
member today. You can also download
an investment kit on our web site at
http://www.usfunds.com.
1-800-873-3639
email at shsvc@usfunds.com.